Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	[1]	$ 1,139	$ 1,342
Short-term investments	[1]	17,694	18,650
Trade accounts receivable, less allowance for doubtful accounts: 2018—$541; 2017—$584	[1]	8,025	8,221
Inventories	[1]	7,508	7,578
Current tax assets	[1]	3,374	3,050
Other current assets	[1]	2,461	2,289
Assets held for sale	[1]	9,725	12
Total current assets	[1]	49,926	41,141
Long-term investments	[1]	2,767	7,015
Property, plant and equipment, less accumulated depreciation	[1],[2]	13,385	13,865
Identifiable intangible assets, less accumulated amortization	[1],[3]	35,211	48,741
Goodwill	[1]	53,411	55,952
Noncurrent deferred tax assets and other noncurrent tax assets	[1]	1,924	1,855
Other noncurrent assets	[1]	2,799	3,227
Total assets	[1]	159,422	171,797
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2018—$4,776; 2017—$3,546	[1]	8,831	9,953
Trade accounts payable	[1]	4,674	4,656
Dividends payable	[1]	2,047	2,029
Income taxes payable	[1]	1,265	477
Accrued compensation and related items	[1]	2,397	2,196
Other current liabilities	[1]	10,753	11,115
Liabilities held for sale	[1]	1,890	0
Total current liabilities	[1]	31,858	30,427
Long-term debt	[1]	32,909	33,538
Pension benefit obligations, net	[1]	5,272	5,926
Postretirement benefit obligations, net	[1]	1,338	1,504
Noncurrent deferred tax liabilities	[1]	3,700	3,900
Other taxes payable	[1]	14,737	18,697
Other noncurrent liabilities	[1]	5,850	6,149
Total liabilities	[1]	95,664	100,141
Commitments and Contingencies	[1]
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2018—-478; 2017—-524	[1]	19	21
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2018—-9,332; 2017—-9,275	[1]	467	464
Additional paid-in capital	[1]	86,253	84,278
Treasury stock, shares at cost: 2018—3,615; 2017—-3,296	[1]	(101,610)	(89,425)
Retained earnings	[1]	89,554	85,291
Accumulated other comprehensive loss	[1]	(11,275)	(9,321)
Total Pfizer Inc. shareholders’ equity	[1]	63,407	71,308
Equity attributable to noncontrolling interests	[1]	351	348
Total equity	[1],[4]	63,758	71,656
Total liabilities and equity	[1]	$ 159,422	$ 171,797

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $675 million to Assets held for sale during the fourth quarter of 2018 (see Note 2C), reductions due to asset impairments largely associated with cost reduction initiatives not associated with acquisitions (see Note 3), and the impact of foreign exchange, partially offset by capital additions.
[3]	The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to the reclassification of $5.8 billion of intangible assets, net, ($6.3 billion total gross carrying amount) to Assets held for sale during the fourth quarter of 2018 (see Note 2C) and amortization and impairments, partially offset by additions, mainly consisting of $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E).
[4]	Amounts may not add due to rounding.